Note 14 - Related Party Transactions (Details Textual) - USD ($)											1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 06, 2026	Dec. 31, 2025	Nov. 26, 2025	Sep. 09, 2025	Sep. 04, 2025	Sep. 03, 2025	May 06, 2025	Nov. 12, 2024	Jul. 02, 2024	Jun. 25, 2024	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2026	Aug. 18, 2025	Jul. 08, 2025	Jul. 01, 2025	Jun. 24, 2025	Apr. 30, 2025	Mar. 21, 2025	Mar. 04, 2025	Jan. 22, 2025	Jan. 09, 2025	Dec. 26, 2024	Dec. 09, 2024	Nov. 25, 2024	Nov. 13, 2024	Oct. 28, 2024	Oct. 17, 2024	Oct. 16, 2024	Oct. 01, 2024	Sep. 17, 2024	Aug. 21, 2024	Aug. 20, 2024	Aug. 07, 2024	Jul. 09, 2024	Jun. 05, 2024	Apr. 10, 2024	Mar. 28, 2024	Mar. 11, 2024	Feb. 21, 2024	Feb. 06, 2024	Jan. 11, 2024	Sep. 27, 2021
Financing Receivable, before Allowance for Credit Loss		$ 0												$ 0	$ 112,000
Forgiveness of Related Party Debt		137,000
Gain (Loss) on Extinguishment of Debt												$ (6,098,000)	$ 0
Minimum [Member]
Equity Financing, Gross Proceeds			$ 10,000,000
Versa Note [Member]
Unsecured Debt																																														$ 100,000
Debt Instrument, Interest Rate, Stated Percentage																																														8.00%
Fang Family Fund II Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage													6.00%			6.00%		6.00%		6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%		6.00%
Debt Instrument, Face Amount			$ 1,000,000							$ 350,000			$ 1,350,000			$ 700,000		$ 425,000		$ 310,000	$ 90,000	$ 350,000	$ 325,000	$ 376,000	$ 301,000	$ 350,000	$ 450,000	$ 400,000	$ 480,000	$ 450,000	$ 200,000	$ 700,000	$ 400,000	$ 450,000	$ 350,000		$ 110,000		$ 500,000	$ 500,000	$ 500,000	$ 500,000	$ 450,000	$ 450,000	$ 1,000,000
External Funding Received										1,000,000																											$ 5,000,000
Repayments of Debt	$ 1,000,000				$ 425,000	$ 87,500	$ 90,000			$ 172,450	$ 1,350,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	7,025				4,533						50,000.00
Debt Instrument, External Funding Received																																			$ 5,000,000
Accounts Receivable, after Allowance for Credit Loss	$ 134,712
Consolidated Fang Family Fund Loans [Member]
Debt Instrument, Interest Rate, Stated Percentage									6.00%
Debt Instrument, Face Amount									$ 7,000,000
Convertible Debt Instrument, Conversion Price Equal to Lowest Price per Share									77.00%
Gain (Loss) on Extinguishment of Debt									$ 0
Derivative Liability									$ 2,000,000
Amortization														22,000	$ 1,970,000
Accounts Receivable, after Allowance for Credit Loss		$ 134,712												$ 134,712
Aggregated Convertible Note [Member]
Debt Instrument, Face Amount								$ 7,000,000			$ 7,000,000
Convertible Note, Donated Value Received in Shares								50.00%
Fang Family Fund II Loan 3 [Member]
Debt Instrument, Face Amount																																						$ 580,000
External Funding Received																																						$ 5,000,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities					31,918
Hunniwell Debt Note [Member]
Debt Instrument, Face Amount																																				$ 250,000
Hunniwell Travel Expense Loan [Member]
Debt Instrument, Face Amount																			$ 93,633
Repayments of Debt				$ 93,633
Interest Paid, Including Capitalized Interest, Operating and Investing Activities				5,237
Daniel Teo Severance Loan [Member]
Debt Instrument, Face Amount																			$ 187,190
Repayments of Debt				187,190
Interest Paid, Including Capitalized Interest, Operating and Investing Activities				2,042
Related Party Working Capital Loan [Member]
Repayments of Debt				250,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities				$ 15,781
Fang Family Fund I Loan 2 [Member]
Debt Instrument, Interest Rate, Stated Percentage																	6.00%
Debt Instrument, Face Amount																	$ 450,000
Repayments of Debt					450,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities					$ 1,200
Fang Family Fund I Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Debt Instrument, Face Amount			$ 1
Versa Capital Management [Member]
Subsidiary, Ownership Percentage, Parent																																														100.00%